Commitments and contingencies (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of contingent liabilities [line items]
Contracted for but not provided	£ 5,017	£ 3,329
Energy purchase commitments	13,880	14,175
Guarantees	3,152	3,366
Guarantee of subleases for US properties (expire up to 2037)
Disclosure of contingent liabilities [line items]
Guarantees	66	67
Guarantees of certain obligations of Eastern Green Link Joint Operations (various expiry dates)
Disclosure of contingent liabilities [line items]
Guarantees	2,296	2,465
Guarantees of certain obligations of Grain LNG (expected expiry 2025)
Disclosure of contingent liabilities [line items]
Guarantees	20	32
Guarantees of certain obligations of National Grid North Sea Link Limited (various expiry dates)
Disclosure of contingent liabilities [line items]
Guarantees	251	271
Guarantees of certain obligations of St William Homes LLP (various expiry dates)
Disclosure of contingent liabilities [line items]
Guarantees	25	44
Guarantees of certain obligations of National Grid IFA 2 Limited (various expiry dates)
Disclosure of contingent liabilities [line items]
Guarantees	100	121
Guarantees of certain obligations of National Grid Viking Link Limited (expected expiry 2025)
Disclosure of contingent liabilities [line items]
Guarantees	60	243
Other guarantees and letters of credit (various expiry dates)
Disclosure of contingent liabilities [line items]
Guarantees	334	123
Less than 1 year
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,265	1,244
In 1 to 2 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,259	982
In 2 to 3 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,147	1,062
In 3 to 4 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,011	941
In 4 to 5 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	927	866
More than 5 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	£ 8,271	£ 9,080